Consolidated Statement of Financial Condition (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023		Sep. 30, 2023		Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023
Statement of Financial Position [Abstract]
Amortized Cost	$ 1,179,576,000	[1],[2]	$ 1,179,576,000	[1],[2]			$ 935,568,081
Foreign currencies, cost	$ 1,166,000		$ 1,166,000
Common shares, par value (in dollars per share)	$ 0.01		$ 0.01
Common shares issued (in shares)	26,133,510.522		26,133,510.522
Common shares outstanding (in shares)	26,133,510.522		26,133,510.522		26,072,695.096	26,012,927.600

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.